Intangibles	9 Months Ended
Sep. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

Note 6 — Intangibles

Intangible assets, including goodwill, are comprised of the following:

	Successor	Predecessor
(in thousands)	September 30, 2016	December 31, 2015
Trade name	$9,960	$—
Backlog – Construction	5,200	—
Backlog – Service	920	—
Customer Relationships – Service	4,930	—
	21,010	—
Accumulated amortization	(1,454)
	19,556	—
Goodwill	11,861	—
Total	$31,417	$—

The definite-lived intangible assets are amortized over the period the Company expects to receive the related economic benefit, which for customer relationships is based upon estimated future net cash inflows. The indefinite-lived intangible assets are tested for impairment annually, or when an impairment event occurs. The estimated useful lives of intangible assets are as follows:
For definite-lived intangible assets acquired:

Asset	Amortization Method	Estimated Useful Life
Backlog – Construction	Pattern of economic benefit	2.5 years
Backlog – Service	Straight line	1.0 year
Customer Relationships – Service	Pattern of economic benefit	15.0 years
Total amortization expense for these amortizable intangible assets was $1.5 million for the Successor period from July 20, 2016 to September 30, 2016. There were no intangible assets in the Predecessor periods, and accordingly no amortization expense. The Company did not recognize any impairment charges related to definite and indefinite-lived intangible assets for the Successor period from July 20, 2016 to September 30, 2016.
The Successor’s total amortization expense for these intangible assets is estimated as follows for the years ending December 31: 2016 — $3.3 million, 2017 — $3.7 million, 2018 — $1.3 million, 2019 — $0.6 million, and 2020 — $0.5 million.